Property and Equipment (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Computers		$ 9,000	$ 7,000
Office furniture and equipment		94,000	94,000
Leasehold improvements		229,000	229,000
Total cost		332,000	330,000
Accumulated depreciation and amortization		(308,000)	(245,000)
Property and equipment, net		$ 24,009	$ 85,374